Accrued Payroll and Welfare - Schedule of Accrued Payroll and Welfare (Details) - HKD ($)	Sep. 30, 2024	Sep. 30, 2023
Schedule of Accrued Payroll and Welfare [Abstract]
Employees	$ 7,840,455	$ 7,014,988
Accrued paid time leave	741,481	821,358
Mandatory provident fund	459,006	392,618
Total accrued payroll and welfare	$ 9,040,942	$ 8,228,964